Derivative Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basis swaps | Low
Derivative instruments and hedging activities
Nonmonetary notional amount	320,000	320,000
Contract differential (in dollars per mmbtu)	(0.43)	(0.65)
Basis swaps | High
Derivative instruments and hedging activities
Nonmonetary notional amount	690,000	850,000
Contract differential (in dollars per mmbtu)	(0.11)	(0.03)
Basis swaps | Weighted Average
Derivative instruments and hedging activities
Nonmonetary notional amount	467,037	484,615
Contract differential (in dollars per mmbtu)	(0.34)	(0.31)
Oil | Swaps | Low
Derivative instruments and hedging activities
Exercise price (in dollars per barrels)	81.70	81.00
Nonmonetary notional amount	29,000	24,000
Oil | Swaps | High
Derivative instruments and hedging activities
Exercise price (in dollars per barrels)	102.84	104.45
Nonmonetary notional amount	161,613	143,116
Oil | Swaps | Weighted Average
Derivative instruments and hedging activities
Exercise price (in dollars per barrels)	89.03	89.60
Nonmonetary notional amount	96,149	89,323
Natural gas | Swaps | Low
Derivative instruments and hedging activities
Exercise price (in dollars per mmbtu)	3.88	3.52
Nonmonetary notional amount	510,000	430,000
Natural gas | Swaps | High
Derivative instruments and hedging activities
Exercise price (in dollars per mmbtu)	6.90	6.90
Nonmonetary notional amount	1,290,000	1,110,000
Natural gas | Swaps | Weighted Average
Derivative instruments and hedging activities
Exercise price (in dollars per mmbtu)	4.26	4.96
Nonmonetary notional amount	830,275	767,053
Natural gas liquids | Swaps | Low
Derivative instruments and hedging activities
Exercise price (in dollars per barrels)	6.72	6.72
Nonmonetary notional amount	2,000	2,000
Natural gas liquids | Swaps | High
Derivative instruments and hedging activities
Exercise price (in dollars per barrels)	95.24	97.13
Nonmonetary notional amount	118,000	144,973
Natural gas liquids | Swaps | Weighted Average
Derivative instruments and hedging activities
Exercise price (in dollars per barrels)	32.98	33.81
Nonmonetary notional amount	46,646	55,616
Commodity derivatives
Derivative instruments and hedging activities
Net gains (Loss) recognized on derivative instruments	$ (2.6)	$ 16.7	$ 34.5